Related Parties (Tables)	6 Months Ended
Jun. 30, 2021
Related Party Transactions [Abstract]
Right of Use Assets and Lease Liability under ASC 842	As of June 30, 2021, and December 31, 2020, under ASC 842, the Company had the following in the condensed consolidated balance sheet:

	As of June 30, 2021		As of December 31, 2020
	Finance	Operating	Finance	Operating

	(dollars in thousands)		(dollars in thousands)
Right-of-use asset, net	$3,213	$10,720	$3,425	$12,003
Lease liability:
Lease liability - current portion	301	1,381	281	1,539
Lease liability	3,344	9,980	3,500	11,083

Total related parties lease liability	$3,645	$11,361	$3,781	$12,622